Lease obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease expense
	Years ended December 31,
	2021	2020
	US$’000	US$’000

Operating lease cost	243	257
Short-term lease cost	62	64

Total lease cost	305	321

Supplemental information related to operating leases
	Years ended December 31,
	2021	2020
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	196	195

Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-
	December 31,
	2021	2020
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	238	233

Current portion of long-term operating lease obligations	175	118
Long-term operating lease obligations, net of current maturities	41	94

	216	212
Total operating lease liabilities

Weighted average remaining lease term
Operating leases	23 months	16 months

Weighted average discount rate
Operating leases	5%	5%

Future minimum lease payments required under operating leases
Operating leases
US$’000

Year ending December 31,
2022	181
2023	42

Total lease payments	223
Less: imputed interest	(7)

Total	216

ZHEJIANG TIANLAN
Lease expense
	Years ended December 31,
	2021	2020
	RMB’000	RMB’000

Finance lease cost:
Amortization of right-of-use assets	-	5,837
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	-	1,244

Total finance lease cost	-	7,081

Supplemental information related to finance leases
	Years ended December 31,
	2021	2020
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from finance leases	-	11,263

Right-of-use assets obtained in exchange for lease obligations (noncash):
Finance leases	-	-
December 31,
	2021	2020
	RMB’000	RMB’000

Finance leases
Property, plant and equipment, at cost	-	-
Accumulated depreciation and impairment losses	-	-

Property, plant and equipment, net	-	-

Current maturities of long-term debt	-	-

Total finance lease liabilities	-	-

Weighted average remaining lease term
Finance leases	-	-

Weighted average discount rate
Finance leases	5.9%	5.9%